Note 6 - Note Payable	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Debt Disclosure [Text Block]
6.	Note Payable

On September 30, 2014, we entered into a Loan and Security Agreement, as amended on February 19, 2015 and May 14, 2015 (collectively, the “Loan Agreement”), pursuant to which we received a term loan in the amount of $5.0 million, funded in 3 tranches. The first tranche of $2.5 million was provided to us on October 1, 2014. The proceeds from the first tranche were used to repay the existing loan with a financial institution which totaled approximately $1,631,000 and the balance was used for general working capital purposes and capital expenditures. The first tranche borrowing is repayable in interest only payments until November 1, 2015 and then 30 equal monthly installments of principal and interest at a rate of 5.25% per annum. The second tranche of the term loan is equal to $1.5 million, of which $500,000 was provided to us on each of February 19, 2015, March 16, 2015 and April 6, 2015. The second tranche borrowings in February, March and April 2015 are repayable in interest only payments until March 1, 2016 and then 30 equal monthly installments of principal and interest at a rate of 5.00%, 5.06% and 5.00% per annum, respectively. The Company provided evidence to the lender of positive three month interim results with respect to the Company’s randomized, blinded and sham-controlled clinical trial in Europe and Canada (the “OUS Clinical Trial”), and on July 15, 2015 we received the final $1,000,000 drawdown of funds from the third tranche. The third tranche borrowing is repayable in interest only payments until August 1, 2016 and then 30 equal monthly installments of principal and interest at a rate of 6.56% per annum. The proceeds from the second and third tranches will be used for general working capital purposes and capital expenditures. As of December 31, 2015 and 2014, the note payable had an outstanding term loan principal balance of $4.8 million and $2.5 million, respectively, which is recorded as a current liability on the consolidated balance sheets. All borrowings under the Loan Agreement are collateralized by substantially all of the Company’s assets, including intellectual property.

The Loan Agreement also requires that the Company comply with certain financial covenants and milestones in connection with the OUS Clinical Trial, including, but not limited to, (a) full enrollment as of March 31, 2015, (b) positive 3-month interim data as of July 10, 2015, and (c) positive results from the trial as of January 31, 2016. Full enrollment of the OUS Clinical Trial was achieved prior to March 31, 2015 and the Company provided evidence to the lender of positive 3-month interim results with respect to the Company’s OUS Clinical Trial prior to July 10, 2015. As of December 31, 2015, the Company was in compliance with all covenants of the Loan Agreement.

In connection with the Loan Agreement, the Company issued a 10-year warrant to the lender for the purchase of 58,962 shares of the Company’s common stock at $4.24 per share. In connection with the first loan amendment in February 2015, the Company also amended the terms of the warrant issued to the lender to provide for an automatic increase of the number of shares the lender may acquire in the event the Company fails to meet certain covenants. In connection with the second loan amendment in May 2015, the Company issued a second 10-year warrant to the lender to purchase a total of 3,125 shares of common stock at an exercise price of $2.96 per share. (See Note 8.)

The Loan Agreement with the financial institution contains a material adverse change clause, as defined in the Loan Agreement, which would result in an event of default if the lender deems a material adverse change to have occurred to the Company’s business. The continuing liquidity issues the Company faces could be construed by the lender (or any subsequent note holder) as a material adverse change which could trigger an acceleration of all of the outstanding debt. As such, the Company has classified all of its outstanding debt balance as a current liability as of December 31, 2015 and 2014.

As of December 31, 2015, future minimum payments under the note payable are as follows (in thousands):

Year Ending December 31,
2016	$1,894
2017	2,124
2018	1,161
2019	34
Total payments	5,213
Less: Amount representing interest	(380)
Present value of obligations	4,833
Less: Notes payable, current portion	4,833
Note payable, noncurrent portion	$-